Research and Development	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Research and Development Expense [Abstract]
Research and Development
13. Research and Development
R&D expenses are comprised of the following items:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
		(as restated)		(as restated)
Outsourced service (i)	$12,866,582	$451,146	$29,824,534	$1,284,197
Employees’ compensation	1,310,597	2,198,113	3,621,325	4,975,468
Other expenses	115,828	133,705	362,635	310,321
Travel & entertainment	5,918	22,991	22,396	66,432

Total	$14,298,925	$2,805,955	$33,830,890	$6,636,418

(i)
Out of $29,824,534, for the nine months ended September 30, 2022, $26,919,670 was charged under the MSA contract and out of $12,866,582, for the three months ended September 30, 2022, $11,254,372 was charged under the MSA contract. (ref er
to Note 5).

10. Research and Development
The R&D exp
e
nses are comprised of the following items:

	Year Ended December 31,
	2021	2020	2019
Employees’ compensation	$7,278,999	$4,833,957	$3,083,337
Outsourced service	5,100,980	1,241,479	2,372,248
Test devices and mock-ups	524,062	2,049,390	14,598
Other expenses	265,243	193,250	292,688
Travel & entertainment	110,496	39,967	184,423

Total	$13,279,780	$8,358,043	$5,947,294